PROPERTY, PLANT AND EQUIPMENT - Business Combination (Details) - Hospitality Investors Trust $ in Millions	Jun. 30, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 50
Accounts receivable and other	74
Equity accounted investments	7
Property, plant and equipment	1,727
Total assets	1,858
Debt obligations	(1,319)
Accounts payable and other	(75)
Identifiable assets acquired (liabilities assumed)	464
Consideration	464
Contingent consideration	$ 8